Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
August 31, 2023 (Unaudited)

Shares				Value
		COMMON STOCKS - 98.7%
		Accommodation and Food Services - 0.0% (b)
2,763		Caesars Entertainment, Inc. (a)		$152,683

		Administrative and Support and Waste Management and Remediation Services - 0.1%
329		Fair Isaac Corp. (a)		297,610

		Advertising - 0.1%
5,084		Interpublic Group of Cos., Inc.		165,789
2,669		Omnicom Group, Inc.		216,216
				382,005
		Aerospace/Defense - 1.2%
7,401		Boeing Co. (a)		1,658,046
2,946		General Dynamics Corp.		667,681
4,820		Howmet Aerospace, Inc.		238,445
2,487		L3Harris Technologies, Inc.		442,910
2,954		Lockheed Martin Corp. (e)		1,324,426
1,882		Northrop Grumman Corp. (e)		815,075
615		Teledyne Technologies, Inc. (a)		257,255
680		TransDigm Group, Inc. (a)		614,618
				6,018,456
		Agriculture - 0.7%
23,372		Altria Group, Inc. (e)		1,033,510
7,182		Archer Daniels Midland Co.		569,533
20,302		Philip Morris International, Inc. (e)		1,950,210
				3,553,253
		Airlines - 0.2%
1,616		Alaska Air Group, Inc. (a)		67,823
8,521		American Airlines Group, Inc. (a)		125,514
8,395		Delta Air Lines, Inc.		359,978
7,757		Southwest Airlines Co.		245,121
4,276		United Airlines Holdings, Inc. (a)		212,988
				1,011,424
		Apparel - 0.4%
16,148		Nike, Inc.		1,642,413
537		Ralph Lauren Corp., Class A		62,631
3,154		Tapestry, Inc.		105,091
4,333		VF Corp.		85,620
				1,895,755
		Auto Manufacturers - 0.5%
1,852		Cummins, Inc.		426,034
51,454		Ford Motor Co. (e)		624,137
18,254		General Motors Co. (e)		611,692
6,821		PACCAR, Inc.		561,300
				2,223,163
		Auto Parts & Equipment - 0.1%
3,540		Aptiv PLC (a)		359,133
3,109		BorgWarner, Inc.		126,692
				485,825
		Banks - 3.5%
90,836		Bank of America Corp.		2,604,268
9,403		Bank of New York Mellon Corp.		421,913
25,539		Citigroup, Inc.		1,054,505
6,414		Citizens Financial Group, Inc.		180,426
1,715		Comerica, Inc.		82,509
8,946		Fifth Third Bancorp		237,516
4,353		Goldman Sachs Group, Inc. (e)		1,426,522
18,627		Huntington Bancshares, Inc.		206,573
38,270		JPMorgan Chase & Co.		5,600,049
12,163		KeyCorp		137,807
2,213		M&T Bank Corp.		276,736
17,100		Morgan Stanley		1,456,065
2,735		Northern Trust Corp.		208,051
5,277		PNC Financial Services Group, Inc. (e)		637,092
12,270		Regions Financial Corp.		225,032
4,385		State Street Corp.		301,425
17,342		Truist Financial Corp. (e)		529,798
49,132		Wells Fargo & Co.		2,028,660
1,960		Zions Bancorp NA		69,580
				17,684,527
		Beverages - 1.5%
2,357		Brown-Forman Corp.		155,868
50,946		Coca-Cola Co.		3,048,099
2,121		Constellation Brands, Inc., Class A		552,648
2,447		Molson Coors Brewing Co.		155,360
9,959		Monster Beverage Corp. (a)		571,746
18,026		PepsiCo, Inc.		3,207,186
				7,690,907
		Biotechnology - 1.4%
6,969		Amgen, Inc.		1,786,433
1,886		Biogen, Inc. (a)		504,241
278		Bio-Rad Laboratories, Inc. (a)		111,256
9,365		Corteva, Inc.		473,026
16,293		Gilead Sciences, Inc. (e)		1,246,089
2,055		Illumina, Inc. (a)(e)		339,527
2,418		Incyte Corp. (a)		156,034
1,404		Regeneron Pharmaceuticals, Inc. (a)(e)		1,160,392
3,360		Vertex Pharmaceuticals, Inc. (a)		1,170,422
				6,947,420
		Building Materials - 0.4%
10,947		Carrier Global Corp.		628,905
8,981		Johnson Controls International PLC (e)		530,418
812		Martin Marietta Materials, Inc.		362,485
2,934		Masco Corp.		173,135
1,737		Vulcan Materials Co.		379,100
				2,074,043
		Chemicals - 1.0%
2,901		Air Products & Chemicals, Inc. (e)		857,216
1,529		Albemarle Corp.		303,827
1,299		Celanese Corp.		164,142
2,568		CF Industries Holdings, Inc.		197,916
9,212		Dow, Inc.		502,607
5,993		DuPont de Nemours, Inc.		460,802
1,569		Eastman Chemical Co.		133,381
1,639		FMC Corp.		141,331
3,332		International Flavors & Fragrances, Inc.		234,739
3,313		LyondellBasell Industries NV, Class A		327,225
4,463		Mosaic Co.		173,387
3,063		PPG Industries, Inc.		434,211
3,083		Sherwin-Williams Co. (e)		837,713
				4,768,497
		Commercial Services - 1.8%
5,421		Automatic Data Processing, Inc. (e)		1,380,241
1,131		Cintas Corp.		570,216
3,242		Ecolab, Inc. (e)		595,912
1,597		Equifax, Inc.		330,100
964		FleetCor Technologies, Inc. (a)		261,948
1,030		Gartner, Inc. (a)		360,170
3,440		Global Payments, Inc.		435,813
488		MarketAxess Holdings, Inc.		117,574
2,054		Moody's Corp. (e)		691,787
14,559		PayPal Holdings, Inc. (a)		910,083
1,870		Quanta Services, Inc.		392,457
1,432		Robert Half International, Inc. (g)		105,911
3,022		Rollins, Inc.		119,580
4,309		S&P Global, Inc.		1,684,216
905		United Rentals, Inc.		431,269
1,895		Verisk Analytics, Inc.		459,007
				8,846,284
		Computers - 8.6%
8,263		Accenture PLC, Class A (e)		2,675,311
193,510		Apple, Inc. (e)		36,354,724
6,661		Cognizant Technology Solutions Corp., Class A		476,994
2,997		DXC Technology Co. (a)		62,158
8,471		Fortinet, Inc. (a)		510,039
16,847		Hewlett Packard Enterprise Co.		286,231
11,320		HP, Inc.		336,317
11,888		International Business Machines Corp. (e)		1,745,515
1,777		Leidos Holdings, Inc.		173,275
2,839		NetApp, Inc.		217,751
4,176		Western Digital Corp. (a)		187,920
				43,026,235
		Cosmetics/Personal Care - 1.2%
10,957		Colgate-Palmolive Co. (e)		805,011
3,023		Estee Lauder Cos., Inc., Class A (e)		485,282
30,886		Procter & Gamble Co.		4,766,945
				6,057,238
		Distribution/Wholesale - 0.3%
11,206		Copart, Inc. (a)		502,365
7,467		Fastenal Co.		429,950
3,312		LKQ Corp.		173,979
588		WW Grainger, Inc.		419,914
				1,526,208
		Diversified Financial Services - 3.6%
7,781		American Express Co. (e)		1,229,320
1,379		Ameriprise Financial, Inc.		465,523
1,964		BlackRock, Inc. (e)		1,375,861
4,991		Capital One Financial Corp. (e)		511,028
1,376		CBOE Global Markets, Inc.		206,001
19,535		Charles Schwab Corp. (e)		1,155,495
4,689		CME Group, Inc. (e)		950,366
3,333		Discover Financial Services		300,203
3,739		Franklin Resources, Inc.		99,981
7,324		Intercontinental Exchange, Inc. (e)		864,159
5,931		Invesco, Ltd.		94,422
10,970		MasterCard, Inc.		4,526,661
4,415		Nasdaq, Inc.		231,699
2,528		Raymond James Financial, Inc.		264,404
5,725		Synchrony Financial		184,803
2,939		T. Rowe Price Group, Inc.		329,844
21,197		Visa, Inc.		5,207,679
				17,997,449
		Electric - 2.2%
8,680		AES Corp.		155,632
3,280		Alliant Energy Corp.		164,558
3,373		Ameren Corp.		267,378
6,703		American Electric Power Co., Inc.		525,515
8,226		CenterPoint Energy, Inc.		229,423
3,804		CMS Energy Corp.		213,747
4,530		Consolidated Edison, Inc.		402,989
10,893		Dominion Energy, Inc. (e)		528,746
2,698		DTE Energy Co.		278,919
10,057		Duke Energy Corp. (e)		893,062
4,981		Edison International		342,942
2,767		Entergy Corp.		263,557
2,999		Evergy, Inc.		164,855
4,551		Eversource Energy		290,445
12,986		Exelon Corp.		520,998
7,060		FirstEnergy Corp.		254,654
26,500		NextEra Energy, Inc. (e)		1,770,200
3,061		NRG Energy, Inc.		114,940
21,097		PG&E Corp. (a)		343,881
1,458		Pinnacle West Capital Corp.		112,660
9,565		PPL Corp.		238,360
6,512		Public Service Enterprise Group, Inc.		397,753
8,200		Sempra Energy		575,804
14,205		Southern Co. (e)		962,105
4,115		WEC Energy Group, Inc.		346,154
7,134		Xcel Energy, Inc.		407,565
				10,766,842
		Electrical Components & Equipment - 0.2%
3,007		AMETEK, Inc.		479,647
7,493		Emerson Electric Co. (e)		736,187
				1,215,834
		Electronics - 1.2%
3,860		Agilent Technologies, Inc.		467,330
1,156		Allegion PLC		131,564
7,781		Amphenol Corp., Class A		687,685
4,623		Fortive Corp.		364,524
2,010		Garmin, Ltd.		213,100
8,750		Honeywell International, Inc. (e)		1,644,475
2,354		Keysight Technologies, Inc. (a)		313,788
290		Mettler-Toledo International, Inc. (a)		351,909
1,650		PerkinElmer, Inc.		193,100
1,385		Roper Technologies, Inc.		691,198
4,162		TE Connectivity, Ltd.		551,007
777		Waters Corp.		218,182
				5,827,862
		Entertainment - 0.0% (b)
1,850		Live Nation Entertainment, Inc. (a)		156,380

		Environmental Control - 0.3%
2,141		Pentair PLC		150,427
2,677		Republic Services, Inc.		385,836
4,861		Waste Management, Inc. (e)		762,107
				1,298,370
		Finance and Insurance - 0.3%
4,840		Arch Capital Group Ltd. (a)		372,002
3,078		Brown & Brown, Inc.		228,080
18,237		US Bancorp		666,198
				1,266,280
		Food - 1.0%
2,640		Campbell Soup Co.		110,088
6,211		Conagra Brands, Inc.		185,585
7,738		General Mills, Inc.		523,553
1,923		Hershey Co.		413,176
3,771		Hormel Foods Corp.		145,523
1,400		J.M. Smucker Co.		202,930
3,347		Kellogg Co.		204,234
10,381		Kraft Heinz Co.		343,507
8,524		Kroger Co.		395,428
1,869		Lamb Weston Holdings, Inc.		182,059
3,278		McCormick & Co., Inc.		269,058
17,859		Mondelez International, Inc., Class A (e)		1,272,632
6,636		Sysco Corp.		462,198
3,743		Tyson Foods, Inc., Class A		199,390
				4,909,361
		Forest Products & Paper - 0.0% (b)
4,716		International Paper Co.		164,683

		Gas - 0.1%
1,869		Atmos Energy Corp.		216,711
5,258		NiSource, Inc.		140,704
				357,415
		Hand/Machine Tools - 0.1%
695		Snap-on, Inc.		186,677
2,009		Stanley Black & Decker, Inc.		189,609
				376,286
		Health Care and Social Assistance - 0.0% (b)
756		Molina Healthcare, Inc. (a)		234,451

		Healthcare Products - 3.3%
22,775		Abbott Laboratories		2,343,547
947		Align Technology, Inc. (a)		350,523
6,605		Baxter International, Inc.		268,163
18,808		Boston Scientific Corp. (a)(e)		1,014,504
647		Cooper Cos., Inc.		239,384
8,694		Danaher Corp. (e)		2,303,910
2,820		Dentsply Sirona, Inc.		104,594
7,942		Edwards Lifesciences Corp. (a)(e)		607,325
3,258		Hologic, Inc. (a)		243,503
1,084		IDEXX Laboratories, Inc. (a)(e)		554,368
4,586		Intuitive Surgical, Inc. (e)		1,433,950
17,392		Medtronic PLC		1,417,448
1,912		ResMed, Inc.		305,136
1,295		STERIS PLC		297,319
4,413		Stryker Corp. (e)		1,251,306
613		Teleflex, Inc.		130,410
5,043		Thermo Fisher Scientific, Inc. (e)		2,809,455
965		West Pharmaceutical Services, Inc.		392,658
2,744		Zimmer Biomet Holdings, Inc.		326,865
				16,394,368
		Healthcare Services - 2.1%
3,102		Anthem, Inc.		1,371,115
7,206		Centene Corp. (a)		444,250
724		DaVita, Inc. (a)		74,152
2,703		HCA Healthcare, Inc. (e)		749,542
1,635		Humana, Inc. (e)		754,765
2,431		IQVIA Holdings, Inc. (a)		541,214
1,156		Laboratory Corp. of America Holdings		240,564
1,450		Quest Diagnostics, Inc.		190,675
12,194		UnitedHealth Group, Inc.		5,811,416
839		Universal Health Services, Inc., Class B		113,013
				10,290,706
		Home Builders - 0.3%
4,081		DR Horton, Inc.		485,721
3,314		Lennar Corp., Class A		394,664
30		NVR, Inc. (a)		191,320
2,947		PulteGroup, Inc.		241,831
				1,313,536
		Home Furnishings - 0.0% (b)
708		Whirlpool Corp.		99,092

		Household Products/Wares - 0.3%
1,068		Avery Dennison Corp.		201,190
3,194		Church & Dwight Co., Inc.		309,083
1,620		Clorox Co.		253,449
4,429		Kimberly-Clark Corp.		570,588
				1,334,310
		Housewares - 0.0% (b)
4,931		Newell Brands, Inc.		52,170

		Information - 0.3%
1,991		Ceridian HCM Holding, Inc. (a)		144,387
5,299		CoStar Group, Inc. (a)		434,465
502		FactSet Research Systems, Inc.		219,078
1,392		PTC, Inc. (a)		204,861
28,964		Warner Bros Discovery, Inc. (a)		380,587
				1,383,378
		Insurance - 3.6%
7,210		Aflac, Inc.		537,650
3,453		Allstate Corp.		372,268
9,488		American International Group, Inc.		555,238
2,695		Aon PLC (e)		898,486
2,807		Arthur J Gallagher & Co.		646,957
694		Assurant, Inc.		96,695
23,405		Berkshire Hathaway, Inc., Class B (a)		8,430,481
5,424		Chubb Ltd. (e)		1,089,519
2,073		Cincinnati Financial Corp.		219,303
562		Everest Re Group Ltd.		202,702
1,179		Globe Life, Inc.		131,541
4,065		Hartford Financial Services Group, Inc.		291,948
2,023		Lincoln National Corp.		51,910
2,539		Loews Corp.		157,646
6,473		Marsh & McLennan Cos., Inc. (e)		1,262,170
8,432		MetLife, Inc.		534,083
2,972		Principal Financial Group, Inc.		230,954
7,625		Progressive Corp. (e)		1,017,709
4,813		Prudential Financial, Inc.		455,647
3,021		Travelers Cos., Inc.		487,076
1,399		Willis Towers Watson PLC		289,257
2,657		WR Berkley Corp.		164,362
				18,123,602
		Internet - 8.1%
77,680		Alphabet, Inc., Class A (a)(e)		10,577,686
116,657		Amazon.com, Inc. (a)(e)		16,099,833
485		Booking Holdings, Inc. (a)(e)		1,505,940
1,771		CDW Corp.		373,947
7,098		eBay, Inc.		317,848
1,868		Expedia Group, Inc. (a)		202,472
773		F5 Networks, Inc. (a)		126,509
28,907		Meta Platforms, Inc., Class A (a)(e)		8,553,292
7,507		Gen Digital, Inc.		152,017
5,812		Netflix, Inc. (a)(e)		2,520,548
1,198		VeriSign, Inc. (a)		248,932
				40,679,024
		Iron/Steel - 0.1%
3,321		Nucor Corp.		571,544

		Leisure Time - 0.1%
13,134		Carnival Corp. (a)		207,780
5,411		Norwegian Cruise Line Holdings Ltd. (a)		89,660
2,856		Royal Caribbean Cruises Ltd. (a)		282,573
				580,013
		Lodging - 0.4%
3,493		Hilton Worldwide Holdings, Inc.		519,235
4,284		Las Vegas Sands Corp.		235,020
3,389		Marriott International, Inc.		689,695
3,962		MGM Resorts International		174,249
1,368		Wynn Resorts Ltd.		138,688
				1,756,887
		Machinery - Construction & Mining - 0.4%
6,753		Caterpillar, Inc. (e)		1,898,471

		Machinery - Diversified - 0.8%
3,532		Deere & Co. (e)		1,451,440
1,833		Dover Corp.		271,834
981		IDEX Corp.		222,098
5,302		Ingersoll Rand, Inc.		369,072
5,465		Otis Worldwide Corp.		467,531
1,493		Rockwell Automation, Inc.		465,936
2,368		Wabtec Corp.		266,447
3,118		Xylem, Inc.		322,838
				3,837,196
		Manufacturing - 5.8%
66,805		Alphabet, Inc., Class C (a)(e)		9,175,667
923		Axon Enterprise, Inc. (a)		196,516
2,052		Bio-Techne Corp.		160,877
1,965		Bunge Ltd.		224,639
2,354		Catalent, Inc. (a)		117,629
1,782		Enphase Energy, Inc. (a)		225,476
5,117		GE HealthCare Technologies, Inc. (e)		360,493
814		Generac Holdings, Inc. (a)		96,711
14,233		General Electric Co. (e)		1,629,109
908		Insulet Corp. (a)		174,073
11,063		Keurig Dr Pepper, Inc.		372,270
6,419		Linde PLC (e)		2,484,410
4,302		Moderna, Inc. (a)(e)		486,427
585		Monolithic Power Systems, Inc.		304,908
702		Nordson Corp.		171,386
3,387		NXP Semiconductors NV (e)		696,774
5,646		ON Semiconductor Corp. (a)		555,905
3,287		Organon & Co.		72,183
19,211		Raytheon Technologies Corp. (e)		1,652,914
2,541		Seagate Technology Holdings Plc		179,877
732		SolarEdge Technologies, Inc. (a)		119,001
2,106		Steel Dynamics, Inc.		224,479
2,039		Teradyne, Inc.		219,947
35,200		Tesla, Inc. (a)(e)		9,084,416
3,243		Trimble, Inc. (a)		177,684
				29,163,771
		Media - 1.1%
1,362		Charter Communications, Inc., Class A (a)		596,720
54,429		Comcast Corp.		2,545,100
3,524		Fox Corp.		116,503
1,820		Fox Corp.		55,546
5,074		News Corp., Class A		109,040
1,590		News Corp., Class B		34,980
6,573		ViacomCBS, Inc., Class B		99,187
23,902		Walt Disney Co. (a)		2,000,119
				5,557,195
		Mining - 0.2%
18,736		Freeport-McMoRan, Inc.		747,754
10,388		Newmont Goldcorp Corp.		409,495
				1,157,249
		Mining, Quarrying, and Oil and Gas Extraction - 0.1%
4,046		APA Corp.		177,377
2,941		Targa Resources Corp.		253,661
				431,038
		Miscellaneous Manufacturing - 0.9%
7,236		3M Co. (e)		771,864
1,669		AO Smith Corp.		121,002
5,204		Eaton Corp PLC (e)		1,198,845
3,633		Illinois Tool Works, Inc.		898,623
1,676		Parker-Hannifin Corp.		698,724
2,646		Textron, Inc.		205,621
3,006		Trane Technologies PLC		617,012
				4,511,691
		Office/Business Equipment - 0.0% (b)
672		Zebra Technologies Corp., Class A (a)		184,807

		Oil & Gas - 3.6%
9,935		Cabot Oil & Gas Corp.		280,068
23,294		Chevron Corp.		3,752,663
15,866		ConocoPhillips (e)		1,888,530
8,413		Devon Energy Corp.		429,820
2,407		Diamondback Energy, Inc.		365,334
7,685		EOG Resources, Inc.		988,445
4,761		EQT Corp.		205,770
52,972		Exxon Mobil Corp.		5,889,957
3,632		Hess Corp.		561,144
8,295		Marathon Oil Corp.		218,573
5,564		Marathon Petroleum Corp.		794,372
9,508		Occidental Petroleum Corp.		597,007
6,022		Phillips 66		687,472
3,064		Pioneer Natural Resources Co.		729,018
4,739		Valero Energy Corp.		615,596
				18,003,769
		Oil & Gas Services - 0.4%
13,104		Baker Hughes & GE Co., Class A		474,234
11,874		Halliburton Co.		458,574
18,619		Schlumberger, Ltd.		1,097,776
				2,030,584
		Packaging & Containers - 0.2%
19,585		Amcor PLC		190,758
4,108		Ball Corp.		223,681
1,183		Packaging Corp of America		176,385
1,935		Sealed Air Corp.		71,711
3,314		Westrock Co.		108,401
				770,936
		Pharmaceuticals - 5.8%
23,094		AbbVie, Inc. (e)		3,393,894
495		ABIOMED, Inc. (a)(h)		–
2,117		AmerisourceBergen Corp.		372,550
3,708		Becton Dickinson & Co. (e)		1,036,200
27,464		Bristol-Myers Squibb Co. (e)		1,693,156
3,376		Cardinal Health, Inc.		294,826
3,877		Cigna Corp. (e)		1,071,060
16,798		CVS Health Corp. (e)		1,094,726
5,053		DexCom, Inc. (a)		510,252
10,298		Eli Lilly & Co. (e)		5,707,152
1,770		Henry Schein, Inc. (a)		135,476
33,868		Johnson & Johnson		5,475,778
1,779		McKesson Corp.		733,517
33,193		Merck & Co., Inc.		3,617,373
73,906		Pfizer, Inc.		2,614,794
15,856		Viatris, Inc.		170,452
6,038		Zoetis, Inc., Class A (e)		1,150,299
				29,071,505
		Pipelines - 0.3%
25,840		Kinder Morgan, Inc.		444,965
5,833		ONEOK, Inc.		380,311
15,877		Williams Cos., Inc.		548,233
				1,373,509
		Professional, Scientific, and Technical Services - 0.3%
665		Charles River Laboratories International, Inc. (a)		137,535
750		EPAM Systems, Inc. (a)		194,243
1,679		Jacobs Solutions, Inc.		226,363
3,657		Match Group, Inc. (a)		171,404
3,968		Palo Alto Networks, Inc. (a)		965,414
				1,694,959
		Real Estate - 0.1%
4,132		CBRE Group, Inc., Class A (a)		351,427

		Real Estate Investment Trusts - 2.2%
2,056		Alexandria Real Estate Equities, Inc.		239,195
6,072		American Tower Corp. (e)		1,100,975
1,828		AvalonBay Communities, Inc.		336,023
1,830		Boston Properties, Inc.		122,189
1,437		Camden Property Trust		154,650
5,659		Crown Castle International Corp. (e)		568,729
3,812		Digital Realty Trust, Inc.		502,117
1,226		Equinix, Inc. (e)		957,972
4,449		Equity Residential		288,429
836		Essex Property Trust, Inc.		199,294
2,766		Extra Space Storage, Inc.		355,929
952		Federal Realty OP LP		93,239
7,140		Healthpeak Properties, Inc.		146,941
9,362		Host Hotels & Resorts, Inc.		147,826
7,551		Invitation Homes, Inc.		257,414
3,806		Iron Mountain, Inc.		241,833
7,962		Kimco Realty Corp.		150,800
1,512		Mid-America Apartment Communities, Inc.		219,588
12,023		Prologis, Inc. (e)		1,493,257
2,064		Public Storage		570,448
8,809		Realty Income Corp.		493,656
2,010		Regency Centers Corp.		125,022
1,413		SBA Communications Corp.		317,261
4,270		Simon Property Group, Inc.		484,602
3,984		UDR, Inc.		158,962
5,229		Ventas, Inc.		228,403
13,134		VICI Properties, Inc.		405,052
6,513		Welltower, Inc.		539,797
9,666		Weyerhaeuser Co.		316,562
				11,216,165
		Retail - 4.9%
787		Advance Auto Parts, Inc.		54,161
242		AutoZone, Inc. (a)		612,582
2,582		Best Buy Co., Inc.		197,394
2,105		CarMax, Inc. (a)		171,936
361		Chipotle Mexican Grill, Inc. (a)		695,517
5,818		Costco Wholesale Corp. (e)		3,195,711
1,595		Darden Restaurants, Inc.		248,038
2,874		Dollar General Corp. (e)		398,049
2,720		Dollar Tree, Inc. (a)		332,819
467		Domino's Pizza, Inc.		180,916
1,846		Genuine Parts Co.		283,786
13,257		Home Depot, Inc.		4,378,787
7,807		Lowe's Cos., Inc. (e)		1,799,357
9,575		McDonald's Corp.		2,692,011
798		O'Reilly Automotive, Inc. (a)		749,881
4,502		Ross Stores, Inc.		548,389
15,058		Starbucks Corp. (e)		1,467,252
6,006		Target Corp. (e)		760,059
15,114		TJX Cos., Inc. (e)		1,397,743
1,443		Tractor Supply Co.		315,295
667		Ulta Beauty, Inc. (a)		276,825
9,381		Walgreens Boots Alliance, Inc.		237,433
18,350		Walmart, Inc.		2,983,894
3,681		Yum! Brands, Inc.		476,248
				24,454,083
		Retail Trade - 0.1%
2,961		Bath & Body Works, Inc.		109,172
1,634		Etsy, Inc. (a)		120,213
				229,385
		Semiconductors - 7.2%
21,085		Advanced Micro Devices, Inc. (a)(e)		2,229,106
6,639		Analog Devices, Inc. (e)		1,206,838
11,041		Applied Materials, Inc. (e)		1,686,623
5,451		Broadcom, Inc. (e)		5,030,673
54,611		Intel Corp.		1,919,031
1,796		KLA Corp. (e)		901,359
1,766		Lam Research Corp. (e)		1,240,438
7,188		Microchip Technology, Inc.		588,266
14,278		Micron Technology, Inc. (e)		998,603
32,366		NVIDIA Corp. (e)		15,974,239
1,308		Qorvo, Inc. (a)		140,466
14,601		QUALCOMM, Inc. (e)		1,672,253
2,087		Skyworks Solutions, Inc.		226,940
11,864		Texas Instruments, Inc. (e)		1,993,864
				35,808,699
		Shipbuilding - 0.0% (b)
518		Huntington Ingalls Industries, Inc.		114,126

		Software - 10.4%
9,319		Activision Blizzard, Inc. (e)		857,255
6,008		Adobe, Inc. (a)		3,360,515
1,996		Akamai Technologies, Inc. (a)		209,760
1,139		ANSYS, Inc. (a)		363,193
2,829		Autodesk, Inc. (a)(e)		627,868
1,537		Broadridge Financial Solutions, Inc.		286,205
3,590		Cadence Design Systems, Inc. (a)		863,179
3,406		Electronic Arts, Inc.		408,652
7,728		Fidelity National Information Services, Inc. (e)		431,686
8,107		Fiserv, Inc. (a)		984,109
3,678		Intuit, Inc. (e)		1,992,777
952		Jack Henry & Associates, Inc.		149,254
97,355		Microsoft Corp. (e)		31,909,075
1,051		MSCI, Inc. (e)		571,344
20,207		Oracle Corp.		2,432,721
4,191		Paychex, Inc.		512,266
633		Paycom Software, Inc.		186,634
12,832		salesforce.com, Inc. (a)		2,841,775
2,669		ServiceNow, Inc. (a)(e)		1,571,587
1,993		Synopsys, Inc. (a)(e)		914,568
2,074		Take-Two Interactive Software, Inc. (a)		294,923
545		Tyler Technologies, Inc. (a)		217,144
				51,986,490
		Telecommunications - 1.8%
3,238		Arista Networks, Inc. (a)		632,155
93,144		AT&T, Inc.		1,377,600
53,638		Cisco Systems, Inc.		3,076,139
9,959		Corning, Inc.		326,854
4,198		Juniper Networks, Inc.		122,246
2,188		Motorola Solutions, Inc.		620,451
7,520		T-Mobile US, Inc. (a)(e)		1,024,600
54,965		Verizon Communications, Inc.		1,922,676
				9,102,721
		Textiles - 0.0% (b)
668		Mohawk Industries, Inc. (a)		67,729

		Toys/Games/Hobbies - 0.0% (b)
1,658		Hasbro, Inc.		119,376

		Transportation - 1.3%
1,538		CH Robinson Worldwide, Inc.		139,081
26,641		CSX Corp. (e)		804,558
2,002		Expeditors International of Washington, Inc.		233,653
3,036		FedEx Corp. (e)		792,457
1,084		JB Hunt Transport Services, Inc.		203,662
2,985		Norfolk Southern Corp. (e)		611,955
1,183		Old Dominion Freight Line, Inc.		505,579
8,005		Union Pacific Corp. (e)		1,765,663
9,500		United Parcel Service, Inc. (e)		1,609,300
				6,665,908
		Utilities - 0.1%
4,264		Constellation Energy Corp.		444,138
1,293		First Solar, Inc. (a)		244,532
				688,670
		Water - 0.1%
2,521		American Water Works Co., Inc.		349,764

		Wholesale Trade - 0.0% (b)
510		Pool Corp.		186,456
		TOTAL COMMON STOCKS (Cost - $417,772,541)		492,819,055

Contracts			Notional Amount
		PURCHASED OPTIONS - 1.1% (a)(c)(f)
		PURCHASED PUT OPTIONS - 1.1%
		S&P 500 Index
360		Expiration: September 2023, Exercise Price $4,375	162,275,760	239,400
365		Expiration: October 2023, Exercise Price $4,550	164,529,590	3,025,850
365		Expiration: November 2023, Exercise Price $4,375	164,529,590	1,905,300
		TOTAL PURCHASED OPTIONS (Cost - $10,410,759)		5,170,550

		SHORT TERM INVESTMENTS - 1.0%
		Money Market Funds - 1.0%
4,975,167		First American Treasury Obligations Fund, Class X, 5.26% (d)		4,975,167
		TOTAL SHORT TERM INVESTMENTS (Cost - $4,975,167)		4,975,167

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)
110,526		First American Government Obligations Fund, Class X, 5.18% (d)		110,526
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $110,526)		110,526

		TOTAL INVESTMENTS - 100.8% (Cost - $433,268,993)		503,075,298
		Liabilities in Excess of Other Assets - (0.8)%		(3,826,190)
		NET ASSETS - 100.0%		$499,249,108

Contracts			Notional Value	Value
		SCHEDULE OF WRITTEN OPTIONS - (0.9)% (a)(c)
		WRITTEN CALL OPTIONS - (0.6)%
		S&P 500 Index
360		Expiration: September 2023, Exercise Price $4,575	$162,275,760	$516,600
365		Expiration: October 2023, Exercise Price $4,750	164,529,590	326,675
365		Expiration: November 2023, Exercise Price $4,625	164,529,590	2,388,925
		TOTAL WRITTEN CALL OPTIONS (Premiums Received $5,263,545)		3,232,200

		WRITTEN PUT OPTIONS - (0.3)%
		S&P 500 Index
360		Expiration: September 2023, Exercise Price $4,050	162,275,760	45,900
365		Expiration: October 2023, Exercise Price $4,225	164,529,590	604,075
365		Expiration: November 2023, Exercise Price $4,025	164,529,590	602,250
		TOTAL WRITTEN PUT OPTIONS (Premiums Received $3,961,581)		1,252,225

		TOTAL OPTIONS WRITTEN (Premiums Received $9,225,126)		$4,484,425

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Rounds to less than 0.1%.
	(c)	Each option is exercisable into 100 shares of the underlying security.
	(d)	Interest rate reflects seven-day yield on August 31, 2023.
	(e)
All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $75,669,101, which is 15.2% of total net assets.

	(f)	Held in connection with a written option, see Schedule of Written Options for more details.
	(g)	All or a portion of this security is out on loan as of August 31, 2023.
	(h)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.